Basic and Diluted Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Reconciliation of the Numerator and Denominator Used in Computing the Basic and Diluted Net (Loss) Income Per Share
The following represents a reconciliation of the numerator and denominator used in computing basic and diluted income available to common stockholders per common share for the years ended December 31, 2015, 2014 and 2013:

	Years Ended December 31,
	2015	2014	2013
Loss (numerator)
Net loss from continuing operations	$(1,394.3)	$(234.3)	$(25.6)
Net loss from discontinued operations	—	—	(4.6)
Net loss	$(1,394.3)	$(234.3)	$(30.2)
Shares (denominator)
Basic weighted-average common shares outstanding	85.9	84.6	85.0
Diluted weighted-average common shares outstanding	85.9	84.6	85.0
Basic and diluted net loss per share amounts
Basic net loss per share from continuing operations	$(16.23)	$(2.77)	$(0.30)
Basic net loss per share from discontinued operations	—	—	(0.06)
Total basic net loss per share	$(16.23)	$(2.77)	$(0.36)
Diluted net loss per share from continuing operations	$(16.23)	$(2.77)	$(0.30)
Diluted net loss per share from discontinued operations	—	—	(0.06)
Total diluted net loss per share	$(16.23)	$(2.77)	$(0.36)